Income Tax Status (Details) - U.S. Group Savings Plan	12 Months Ended
Dec. 31, 2025
Income Tax Status
Determination letter obtained	true
Determination letter date	Jul. 24, 2015
Tax qualification status	us-gaap:QualifiedPlanMember